Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss)/income for the year	$ 51,936,829	$ 34,253,365	$ (35,123,208)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	23,707,797	27,814,901	37,125,903
Amortization of deferred finance charges	1,345,940	855,472	1,157,804
Non-cash lease expense	99,379	104,168	89,638
Share based compensation	2,589,406	610,788	610,788
Change in fair value of derivatives	789,509	(1,964,307)	(240,153)
Equity earnings in joint ventures	(12,316,883)	(10,862,687)	(8,326,701)
Dividends received from joint ventures	14,589,215	9,486,900	0
Impairment loss	2,816,873	3,167,034	44,616,214
Net loss/(gain) on sale of vessels	(7,645,781)	408,637	304,210
(Increase)/decrease in
Trade and other receivables	238,627	(2,675,772)	(977,005)
Other current assets	139,925	28,470	10,624
Claims receivable	0	(500,249)	57,895
Inventories	1,365,189	(819,065)	644,079
Changes in operating lease liabilities	(99,379)	(104,168)	(89,638)
Advances and prepayments	(728,005)	(43,532)	(100,482)
Increase/(decrease) in
Balances with related parties	(1,532,943)	2,185,408	(3,231,923)
Trade accounts payable	(1,813,377)	3,328,208	262,569
Accrued liabilities	(100,515)	1,775,447	557,086
Deferred income	2,058,409	(486,805)	3,690,981
Net cash provided by operating activities	77,440,215	66,562,213	41,038,681
Cash flows from investing activities
Insurance proceeds	126,666	380,760	0
Vessels' acquisitions, advances for vessels under construction and improvement of vessels	(85,201)	(24,230,937)	(25,224,746)
Proceeds from sale of vessels, net	80,109,781	25,027,379	7,795,790
Increase in short-term investments	0	(26,500,000)	0
Maturity in short-term investments	26,500,000	0	0
Investment in joint ventures	0	0	(3,348,675)
Return of investments from joint ventures	4,688,785	8,066,100	1,530,000
Net cash (used in)/provided by investing activities	111,340,031	(17,256,698)	(19,247,631)
Cash flows from financing activities
Proceeds from exercise of stock options	747,500	0	0
Stock repurchase	(19,080,456)	0	0
Deferred finance charges paid	(988,165)	(534,600)	(1,463,766)
Advances from joint ventures	11,847	4,428,713	0
Advances to joint ventures	0	(5,565,396)	0
Customer deposits paid	0	0	(600,000)
Loan repayments	(154,870,215)	(83,579,825)	(173,012,428)
Proceeds from long-term debt	0	59,400,000	150,650,000
Cash retained by Imperial at spin-off	0	0	(4,704,521)
Net cash used in financing activities	(174,179,489)	(25,851,108)	(29,130,715)
Net (decrease)/increase in cash and cash equivalents and restricted cash	14,600,757	23,454,407	(7,339,665)
Cash and cash equivalents and restricted cash at beginning of year	69,154,944	45,700,537	53,040,202
Cash and cash equivalents and restricted cash at end of year	83,755,701	69,154,944	45,700,537
Cash breakdown
Cash and cash equivalents	77,202,843	55,770,823	31,304,151
Restricted cash, current	659,137	2,519,601	2,198,775
Restricted cash, non-current	5,893,721	10,864,520	12,197,611
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	83,755,701	69,154,944	45,700,537
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	14,695,487	9,760,448	8,607,590
Non cash investing activity – Vessels	63,752	135,481	217,570
Non cash financing activity – Deferred finance charges	985,833	165,666	0
Distribution of net assets of Imperial Petroleum Inc. to stockholders (Note 1)	$ 0	$ 0	$ 57,162,103